SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet date through September 30, 2021 (the condensed consolidated financial statement issuance date) and noted the following disclosures:

On July 1, 2021, Westworld Capital converted $50,000 principal amount and $370 of accrued interest into 28,405 common shares at a conversion price of $1.79.

On July 2, 2021 Westworld Capital converted $300,000 principal amount and $7,533 of accrued interest into 171,722 common shares at a conversion price of $1.79.

On July 8, 2021, the Company issued 400,000 common shares under a Securities Purchase Agreement dated May 5, 2021 to Lallande Poydras (“Lallande”). The total investment is for $1,000,000 with the common stock priced at $2.50. To date, Lallande has paid $535,850, and still owes the Company $464,150.  The Company has made a verbal agreement that Lallande can make payments on the balance on the condition that the blance is fully paid by December 2021.

On September 5, 2021, Westworld Capital 8% Senior Secured Convertible Promissory Note matured and the Company is currently in default.  The loan has been verbally extended and the Company is waiting for document review by Westworld Capital.

On August 3, 2021, the Company issued 25,000 common shares to TraDigital Marketing Group at $2.26 per common share under the terms of a services agreement dated March 3, 2021.

On August 4, 2021, the Company issued 20,000 common shares to Anargyros Arty Mandalas and 20,000 common shares to David Smulowitz at $2.07 per common share.

On August 17, 2021, Westworld Capital converted $100,000 principal amount and $3,444 of accrued interest into 63,403 common shares at a conversion price of $1.63 per common share.

On August 19, 2021, the Company issued 2,000,000 common shares to SBC Investments for the introduction of the Horizon Aircraft, Inc. transaction valued at $1.00 per common share.  Due to non-performance, SBC Investments has agreed to return the common shares to the treasury for cancellation.

On August 25, 2021, the Company issued 150,000 common shares for media, investor relations and marketing services valued at $1.23 per common share.

On August 31, 2021, Westworld Capital converted $100,000 principal amount plus $3,867 of accrued interest into 85,546 common shares at the conversion price of $1.21.

On September 13, 2021, Westworld Capital converted $100,000 principal amount plus $4,178 of accrued interest into 168,311 common shares at the conversion price of $1.23.